DERIVATIVE LIABILITIES - WARRANTS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Class of Warrant or Right [Line Items]
Derivative Liability, Warrants Exercise Price	$ 0.0625	$ 0.25
Change In Fair Value Of Warrant Derivatives	$ 7,394,006	$ 20,340,874	$ (35,389,799)
Warrant [Member]
Class of Warrant or Right [Line Items]
Change In Fair Value Of Warrant Derivatives	$ 7,394,006	$ (18,447,573)	$ 32,997,869
Maximum [Member]
Class of Warrant or Right [Line Items]
Derivative Liability, Warrants Maturity Period	7 years
Minimum [Member]
Class of Warrant or Right [Line Items]
Derivative Liability, Warrants Maturity Period	5 years